Deposits and Other Demand Liabilities and Time Deposits - Schedule of Time Deposits and Other Time Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Time Deposits and Other Time Liabilities [abstract]
Time deposits	$ 10,093,703	$ 10,036,583
Time savings accounts	27,156	28,410
Other time liabilities	252	250
Totals	$ 10,121,111	$ 10,065,243